Business Description and Basis of Preparation	6 Months Ended
Jun. 30, 2023
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Business Description and Basis of Preparation
Note 1: Business Description and Basis of Preparation
General business description
Thomson Reuters Corporation (the “Company” or “Thomson Reuters”) is an Ontario, Canada corporation with common shares listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) and Series II preference shares listed on the TSX. The Company serves professionals across legal, tax, accounting, compliance, government, and media. Its products combine highly specialized software and insights to empower professionals with the data, intelligence, and solutions needed to make informed decisions, and to help institutions in their pursuit of justice, truth and transparency. Reuters, part of Thomson Reuters, is a world leading provider of trusted journalism and news.
These unaudited interim consolidated financial statements (“interim financial statements”) were approved by the Audit Committee of the Board of Directors of the Company on August 1, 2023.
Basis of preparation
The interim financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2022. The interim financial statements comply with International Accounting Standard 34,
Interim Financial Reporting
(“IAS 34”). Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed.
The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving more judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements have been disclosed in note 2 of the consolidated financial statements for the year ended December 31, 2022.
The Company continues to operate in an uncertain macroeconomic and geopolitical environment caused by rising interest rates, high inflation, and ongoing geopolitical risks, most notably the Russian military invasion of Ukraine. The Company is closely monitoring the evolving macroeconomic and geopolitical conditions to assess potential impacts on its businesses. Due to the significant uncertainty created by these circumstances, some of management’s estimates and judgments may be more variable and may change materially in the future.
The accompanying interim financial statements include all adjustments, composed of normal recurring adjustments, considered necessary by management to fairly state the Company’s results of operations, financial position and cash flows. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2022, which are included in the Company’s 2022 annual report.
References to “$” are to U.S. dollars, references to “C$” are to Canadian dollars and references to “£” are to British pounds sterling.
Recent accounting amendments
In May 2023, the IASB issued amendments to IAS 12
Income Taxes
. The amendments require an exception to IAS 12, whereby an entity does not recognize or disclose information about deferred tax assets and liabilities specifically related to tax laws that have been enacted or substantively enacted to implement the Organization for Economic
Co-operation
and Development’s international tax reform recommendations known as the Pillar Two model rules. The Company has applied the exception which was effective upon the issuance of the amendments.
Updates issued by the IASB that are not applicable or consequential to the Company have been excluded from the discussion above.